OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER ACCOUNTS PAYABLE
Employees	$ 2,685	$ 1,403
Institutions	412	319
Interest payable	10	11
Deferred revenues and advances from customers	308	255
Miscellaneous	40	75
Other accounts payable	$ 3,455	$ 2,063